WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.4%
Alabama - 4.8%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$3,020,000	$3,103,094
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	436,359
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,261,633
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,402,084

Total Alabama				8,203,170

Alaska - 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	289,046	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	462,567
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	500,000	546,374

Total Alaska				1,297,987

Arizona - 4.0%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	524,300	(b)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,096,429	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	571,374	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	209,022	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,090,894	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,301,310
Salt Verde, AZ, Financial Corp., Natural Gas
Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,980,782

Total Arizona				6,774,111

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 10.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$500,000	$573,836
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,175,103	(c)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	484,627	(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	575,304	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	200,000	228,867	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	819,674	(b)
California State Public Finance Authority Revenue:
ENSO Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	285,810
ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	250,000	250,835	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	515,022	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	370,116	(b)
California Statewide CDA, Community Improvement Authority Revenue:
Renaissance at City Center, Series A	5.000%	7/1/51	175,000	180,698
Senior Bonds, Pasadena	3.000%	12/1/56	175,000	140,130
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	125,000	126,990	(c)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	535,603
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	750,000	836,409
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,509,960
Series C	7.000%	11/1/34	2,000,000	2,907,269
Series C	6.500%	11/1/39	2,000,000	3,019,921
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,864

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$620,000	$642,985
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	5/1/52	1,000,000	1,205,246	(a)(d)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	235,508

Total California				18,221,777

Colorado - 2.5%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	530,788
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	500,000	544,690
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	166,259
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	524,049
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	1,830,000	1,951,036
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	551,609

Total Colorado				4,268,431

Connecticut - 1.1%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	588,758
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	677,409
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	683,566

Total Connecticut				1,949,733

District of Columbia - 1.2%
District of Columbia Revenue, Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,071,680	(c)

Florida - 3.5%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,372,391	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	545,488	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	$650,000	$731,890	(b)
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	279,231	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	238,776	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	557,600
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	759,402	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	400,000	417,062
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	101,329	(d)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	373,639
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	641,151	564,213	*(e)

Total Florida				5,941,024

Georgia - 0.5%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	250,000	292,640
Project One Subordinated, Series A	5.000%	1/1/45	250,000	303,291
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	173,673

Total Georgia				769,604

Illinois - 15.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,133,920
Chicago, IL, Board of Education, GO:
Series A	5.000%	12/1/41	1,250,000	1,449,647
Series A	5.000%	12/1/47	1,000,000	1,150,752	(d)
Series C, Refunding, AGM	5.000%	12/1/32	250,000	298,175
Chicago, IL, GO:
Series A	5.000%	1/1/44	500,000	570,715

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	1/1/28	$500,000	$577,842
Series A, Refunding	6.000%	1/1/38	300,000	352,279
Series C, Refunding	5.000%	1/1/25	500,000	547,824
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	572,731	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,640,396	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,136,431
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	591,458
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	574,226
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	594,906
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,489,271
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A, Refunding	5.250%	5/15/47	130,000	137,167	(c)
Series A, Refunding	5.250%	5/15/47	870,000	895,365
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	299,425
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	118,939
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	341,605
Series A	5.000%	3/1/37	1,250,000	1,502,614
Series A	5.000%	3/1/46	500,000	590,130
Series A, Refunding	5.000%	10/1/29	1,100,000	1,297,184
Series A, Refunding	5.000%	10/1/30	550,000	645,483
Series B, Refunding	5.000%	9/1/27	400,000	462,111
Series D	5.000%	11/1/27	1,150,000	1,331,110
Metropolitan Pier & Exposition Authority, IL,
Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	392,189
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	811,870	(d)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,000,000	1,062,958

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$250,000	$284,205
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,448,655
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,142,220

Total Illinois				25,443,803

Indiana - 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	564,303
Marion General Hospital, Series A	4.000%	7/1/45	200,000	223,329
Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,112,590	(a)(c)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	549,883	(a)

Total Indiana				3,450,105

Iowa - 0.3%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	250,000	274,046
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	272,332

Total Iowa				546,378

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,634,553	(f)(g)
Series C	4.000%	6/1/25	1,400,000	1,505,849	(f)(g)

Total Kentucky				3,140,402

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	795,678
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	546,564
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	250,000	256,474	(f)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	400,000	413,331	(f)(g)

Total Louisiana				2,012,047

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	$350,000	$384,223
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	465,716	(a)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	341,787

Total Maryland				1,191,726

Massachusetts - 0.5%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	590,362
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	291,872

Total Massachusetts				882,234

Michigan - 0.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	269,882
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	439,796
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	100,000	109,820
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	115,915
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	290,020	(a)

Total Michigan				1,225,433

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	789,910
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,105,198

Total Missouri				2,895,108

Nebraska - 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,423,205

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$300,000	$327,026	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	538,716	(b)

Total Nevada				865,742

New Jersey - 8.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	265,000	280,507	(a)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,609,065	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,795,073
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	143,609	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	116,919
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	640,000	660,585	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,310,477
Transportation Program, Series AA	5.000%	6/15/46	1,000,000	1,158,089
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,199,509
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,250,000	1,511,786
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	1,020,000	1,063,013	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	171,085

Total New Jersey				15,019,717

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	$250,000	$274,530
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	400,000	400,322

Total New Mexico				674,852

New York - 5.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	902,160
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	100,000	109,911
Green Bonds, Series D-1	5.000%	11/15/43	250,000	295,646
Green Bonds, Series D-3	4.000%	11/15/49	250,000	268,249
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	306,130
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	269,640
Series A-2	5.000%	5/15/30	400,000	485,927	(f)(g)
New York City, NY, GO, Series F-1	4.000%	3/1/47	750,000	833,446
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	329,765
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,295,996	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	750,000	817,633
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	866,853	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	278,411	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	500,000	548,436
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	319,940	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	500,000	533,274	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	$750,000	$813,136	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	570,901

Total New York				9,845,454

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	554,232

Ohio - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	879,956
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	372,210	(a)(f)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	757,189	(a)

Total Ohio				2,009,355

Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	558,460

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	542,381
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/51	725,000	774,384

Total Oregon				1,316,765

Pennsylvania - 4.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	393,963
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	200,000	236,503
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	49,835	(c)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	$105,000	$116,283	(c)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	219,402
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	829,240
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	561,053
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,591,824
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	455,753
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	592,966
Discovery Charter School Project	6.250%	4/1/37	500,000	502,867
Lease Revenue, Refunding	5.000%	10/1/30	250,000	308,749

Total Pennsylvania				7,858,438

Puerto Rico - 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	214,499
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	68,444
CAB, Restructured, Series A-1	0.000%	7/1/51	1,350,000	317,933
Restructured, Series A-1	4.550%	7/1/40	50,000	55,045
Restructured, Series A-1	5.000%	7/1/58	900,000	1,002,624
Restructured, Series A-2	4.329%	7/1/40	330,000	359,037
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,519,236

Total Puerto Rico				3,536,818

Tennessee - 0.3%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	432,285	(f)(g)

Texas - 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	223,106
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	539,855
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	551,454

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	$500,000	$601,646	(a)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,009,557	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	22,883	(a)
Series 2017	5.000%	11/1/36	20,000	22,883	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Project	4.000%	11/1/49	400,000	436,431
New Hope, Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	550,000	616,678	(c)
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,089,104
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,261,941	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	360,141
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	808,388
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	660,000	750,672
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,102,895	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	547,391	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	250,000	227,727

Total Texas				10,172,752

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,400,000	2,422,665

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$411,223
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	274,438
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	638,921

Total Utah				1,324,582

Virginia - 2.6%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	280,534	(a)
Series B, Refunding	5.000%	7/1/45	300,000	334,360	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	400,000	444,977
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	236,972
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,019,259	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,036,883	(a)

Total Virginia				4,352,985

Washington - 0.6%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	283,031	(f)(g)
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	422,573
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	250,000	302,822

Total Washington				1,008,426

Wisconsin - 1.8%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	100,000	116,218
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	623,146	(a)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	262,957	(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	$600,000	$655,744
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,152,332
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	295,743	(b)

Total Wisconsin				3,106,140

TOTAL MUNICIPAL BONDS (Cost - $148,096,935)				158,767,626

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,030,972)	4.000%	3/15/41	1,740,000	1,949,904

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $150,127,907)				160,717,530

SHORT-TERM INVESTMENTS - 7.6%
MUNICIPAL BONDS - 7.6%
California - 2.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	100,000	100,000	(i)(j)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.090%	5/15/45	3,700,000	3,700,000	(i)(j)

Total California				3,800,000

Florida - 1.2%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.060%	10/1/26	1,200,000	1,200,000	(i)(j)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.120%	5/1/24	800,000	800,000	(a)(i)(j)

Total Florida				2,000,000

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.110%	10/1/42	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, Refunding, LOC - JPMorgan Chase & Co.	0.120%	11/15/35	$400,000	$400,000	(i)(j)

Mississippi - 0.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.100%	12/1/30	950,000	950,000	(i)(j)
Chevron USA Inc. Project, Series H	0.100%	11/1/35	400,000	400,000	(i)(j)
Chevron USA Inc. Project, Series L	0.100%	11/1/35	200,000	200,000	(i)(j)

Total Mississippi				1,550,000

New Jersey - 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.060%	7/1/33	500,000	500,000	(i)(j)

New York - 0.7%
New York City, NY, GO:
Subseries G-6, LOC - Mizuho Bank Ltd.	0.120%	4/1/42	100,000	100,000	(i)(j)
Subseries I-4, LOC - TD Bank N.A.	0.110%	4/1/36	300,000	300,000	(i)(j)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.120%	2/1/44	100,000	100,000	(i)(j)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.070%	11/1/41	700,000	700,000	(a)(i)(j)

Total New York				1,200,000

Texas - 1.2%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.100%	11/1/41	1,700,000	1,700,000	(i)(j)
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.090%	5/1/46	300,000	300,000	(i)(j)

Total Texas				2,000,000

Utah - 0.8%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.100%	5/15/58	1,400,000	1,400,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $12,950,000)				12,950,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $14,050)	0.010%	14,050	$14,050 (k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,964,050)			12,964,050

TOTAL INVESTMENTS - 102.2% (Cost - $163,091,957)			173,681,580

TOB Floating Rate Notes - (0.8)%			(1,305,000)
Other Liabilities in Excess of Other Assets - (1.4)%			(2,470,842)

TOTAL NET ASSETS - 100.0%			$169,905,738

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of January 31, 2022.

(f)	Maturity date shown represents the mandatory tender date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $14,050 and the cost was $14,050 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$158,767,626	—	$158,767,626
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,949,904	—	1,949,904

Total Long-Term Investments	—	160,717,530	—	160,717,530

Short-Term Investments†:
Municipal Bonds	—	12,950,000	—	12,950,000
Money Market Funds	14,050	—	—	14,050

Total Short-Term Investments	14,050	12,950,000	—	12,964,050

Total Investments	14,050	$173,667,530	—	$173,681,580

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$68,828	$1,890,880	1,890,880	$1,945,658	1,945,658	—	$2	—	$14,050

20